UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2013

Item 1. Schedule of Investments.

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 90.9%
	AUSTRALIA – 7.4%
30,590	BHP Billiton Ltd.	$952,483
939,837	CFS Retail Property Trust - REIT	1,731,834
160,224	Newcrest Mining Ltd.	1,761,384
56,826	Origin Energy Ltd.	610,401
25,880	Woolworths Ltd.	775,121
		5,831,223

	BRAZIL – 4.6%
175,838	Cia Energetica de Minas Gerais - ADR	1,628,260
190,000	Contax Participacoes S.A.	274,831
78,000	Telefonica Brasil S.A. - ADR	1,674,660
		3,577,751

	CANADA – 15.9%
24,400	Alamos Gold, Inc.	359,431
42,234	ARC Resources Ltd.	1,064,999
88,200	Barrick Gold Corp.	1,496,754
70,000	Goldcorp, Inc.	1,976,100
285,800	Kinross Gold Corp.	1,494,734
294,100	Major Drilling Group International, Inc.	2,001,518
36,550	Peyto Exploration & Development Corp.	1,051,199
229,330	Precision Drilling Corp.	2,337,733
70,490	Yamana Gold, Inc.	740,145
		12,522,613

	CHILE – 1.4%
1,544,742	Aguas Andinas S.A. - A Shares	1,082,236

	CHINA – 0.8%
202,000	China Shenhua Energy Co., Ltd. - H Shares	583,424

	COLOMBIA – 1.6%
63,800	Pacific Rubiales Energy Corp.	1,240,469

	FINLAND – 3.7%
147,000	Fortum OYJ	2,904,018

	GERMANY – 2.5%
57,000	Metro A.G.	1,965,086

	HONG KONG – 3.2%
72,500	China Mobile Ltd.	771,217
32,000	Jardine Matheson Holdings Ltd.	1,751,360
		2,522,577

	INDIA – 1.0%
24,800	ICICI Bank Ltd. - ADR	812,944

	JAPAN – 11.1%
103,600	Asahi Group Holdings Ltd.	2,644,228
246,000	Isuzu Motors Ltd.	1,751,221

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
190,000	ITOCHU Corp.	$2,262,690
31,000	JGC Corp.	1,095,496
49,000	SCSK Corp.	1,000,419
		8,754,054

	MALAYSIA – 2.5%
618,000	Malayan Banking Bhd	1,954,587

	NETHERLANDS – 3.4%
78,795	Royal Dutch Shell PLC - A Shares	2,682,929

	NEW ZEALAND – 3.2%
846,152	Kiwi Income Property Trust - REIT	767,079
976,000	Telecom Corp. of New Zealand Ltd.	1,753,993
		2,521,072

	NORWAY – 12.2%
197,386	Atea ASA	2,076,760
22,850	Fred Olsen Energy ASA	1,103,569
30,169	Leroey Seafood Group ASA	806,343
1,455,600	Marine Harvest ASA	1,467,259
65,610	Statoil ASA	1,422,916
84,800	Telenor ASA	1,877,952
19,110	Yara International ASA	858,082
		9,612,881

	SINGAPORE – 7.5%
1,445,000	Ascendas India Trust	812,948
5,050,000	Golden Agri-Resources Ltd.	2,086,120
975,000	Singapore Telecommunications Ltd.	3,014,989
		5,914,057

	SWEDEN – 1.3%
56,287	Saab A.B. - B Shares	1,019,836

	SWITZERLAND – 3.6%
16,875	Nestle S.A.	1,143,233
2,173	Syngenta A.G.	862,391
3,894	Valora Holding A.G.	787,636
		2,793,260

	THAILAND – 4.0%
180,000	PTT PCL	1,903,514
2,873,000	Thai Beverage PCL	1,220,726
		3,124,240

	TOTAL COMMON STOCKS (Cost $71,748,115)	71,419,257

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 8.3%
$6,551,433	UMB Money Market Fiduciary, 0.010%1	$6,551,433

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,551,433)	6,551,433

	TOTAL INVESTMENTS – 99.2% (Cost $78,299,548)	77,970,690
	Other Assets in Excess of Liabilities – 0.8%	631,766

	TOTAL NET ASSETS – 100.0%	$78,602,456

ADR – American Depositary Receipt
PCL – Public Company Limited
PLC – Public Limited Company
REIT – Real Estate Investment Trust

1	The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Schedule of Investments.

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2013 (Unaudited)

Principal Amount6		Value

	FIXED INCOME SECURITIES – 94.6%
	AUSTRALIA – 12.0%
1,200,000	Australia Pacific Airports Melbourne Pty. Ltd. 7.000%, 8/25/2016	$1,166,629
1,500,000	CFS Retail Property Trust 5.075%, 8/21/20141	1,371,101
	Queensland Treasury Corp.
5,000,000	6.000%, 6/14/2021	5,084,494
1,500,000	5.750%, 7/22/2024	1,455,101
1,000,000	Telstra Corp. Ltd. 7.750%, 7/15/2020	1,053,034
		10,130,359

	CANADA – 2.6%
1,000,000	Baytex Energy Corp. 6.625%, 7/19/20222	1,012,560
350,000	Ontario Electricity Financial Corp. 8.900%, 8/18/2022	487,567
715,000	Sherritt International Corp. 7.750%, 10/15/20152	734,422
		2,234,549

	CAYMAN ISLANDS – 2.6%
5,000,000	AmBev International Finance Co., Ltd. 9.500%, 7/24/2017	2,214,320

	CHILE – 7.0%
550,000,000	Banco Santander Chile 6.750%, 6/1/2016	1,093,043
	Bonos del Banco Central de Chile en Pesos
250,000,000	6.000%, 1/1/2014	488,786
700,000,000	6.000%, 3/1/2022	1,437,666
900,000,000	Sociedad Quimica y Minera de Chile S.A. 5.500%, 4/1/20142	1,740,975
600,000,000	Telefonica Moviles Chile S.A. 6.300%, 11/15/2016	1,172,093
		5,932,563

	CYPRUS – 0.7%
3,500,000	Songa Offshore S.E. 11.860%, 11/17/20162, 3	585,036

	FINLAND – 3.0%
8,500,000	Amer Sports OYJ 3.942%, 4/13/20163	1,317,754

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Principal Amount6		Value

	FIXED INCOME SECURITIES (Continued)
	FINLAND (Continued)
1,600,000	Nordic Investment Bank 4.125%, 3/19/2020	$1,234,249
		2,552,003

	GERMANY – 4.5%
	KFW
14,500,000	5.000%, 5/22/2019	2,740,896
7,000,000	3.500%, 1/22/2021	1,111,503
		3,852,399

	LUXEMBOURG – 1.0%
2,600,000	European Investment Bank 5.000%, 9/18/2013	814,727

	MALAYSIA – 6.6%
	Malaysia Government Bond
1,990,000	3.434%, 8/15/2014	615,587
10,000,000	4.160%, 7/15/2021	3,104,501
6,000,000	Rantau Abang Capital Bhd 4.910%, 8/14/2013	1,850,562
		5,570,650

	MEXICO – 5.9%
20,000,000	America Movil S.A.B. de C.V. 9.000%, 1/15/2016	1,699,291
42,000,000	Mexican Bonos 5.000%, 6/15/2017	3,300,897
		5,000,188

	NEW ZEALAND – 11.3%
401,000	Fletcher Building Industries Ltd. 9.000%, 5/15/2014	335,447
650,000	Fletcher Building Ltd. 8.500%, 3/15/2015	542,648
7,300,000	New Zealand Local Government Funding Agency 5.000%, 3/15/2019	5,920,026
1,750,000	TCNZ Finance Ltd. 5.250%, 10/25/2019	1,364,077
1,600,000	Transpower Finance Ltd. 7.190%, 11/12/2019	1,398,004
		9,560,202

	NORWAY – 9.1%
7,000,000	Austevoll Seafood ASA 5.760%, 10/15/20183	1,217,588

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Principal Amount6		Value

	FIXED INCOME SECURITIES (Continued)
	NORWAY (Continued)
7,000,000	City of Oslo Norway 4.650%, 11/10/2016	$1,275,616
2,000,000	Eksportfinans ASA 2.875%, 11/16/2016	2,122,636
6,000,000	Fred Olsen Energy A.S.A. 5.980%, 5/12/20163	1,058,919
6,000,000	Kommunalbanken AS 2.875%, 5/16/2017	1,036,723
5,000,000	Marine Harvest ASA 5.280%, 3/12/20182, 3	835,681
1,000,000	Odfjell S.E. 6.500%, 12/4/20133	170,547
		7,717,710

	PERU – 2.5%
5,000,000	Peruvian Government International Bond 7.840%, 8/12/2020	2,081,903

	POLAND – 3.9%
	Poland Government Bond
3,000,000	2.710%, 1/25/20183	937,676
3,000,000	3.750%, 4/25/2018	953,397
1,300,000	Poland Government International Bond 3.000%, 9/23/2014	1,448,682
		3,339,755

	RUSSIA – 2.0%
55,000,000	Russian Federal Bond - OFZ 7.350%, 1/20/2016	1,711,664

	SINGAPORE – 7.5%
1,000,000	CapitaLand Ltd. 2.100%, 11/15/20161	789,795
1,750,000	Genting Singapore PLC 5.125%, 3/29/20492, 3	1,306,407
1,000,000	Keppel Corp. Ltd. 3.800%, 4/23/20272, 3	772,415
1,250,000	Singapore Press Holdings Ltd. 2.810%, 3/2/2015	1,007,148
3,250,000	StarHub Ltd. 3.080%, 9/12/2022	2,464,034
		6,339,799

	SWEDEN – 7.0%
9,000,000	City of Stockholm Sweden 3.000%, 4/3/2017	1,431,123

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Principal Amount6		Value

	FIXED INCOME SECURITIES (Continued)
	SWEDEN (Continued)
9,100,000	Kommuninvest I Sverige 2.750%, 8/12/2015	$1,433,925
4,000,000	Svensk Exportkredit A.B. 3.900%, 9/16/2016	647,248
	Tele2 A.B.
4,000,000	4.100%, 2/24/20173	694,407
3,000,000	4.875%, 5/15/2017	480,869
8,000,000	West Air Europe A.B. 8.000%, 5/8/20182	1,258,016
		5,945,588

	SWITZERLAND – 2.8%
1,100,000	OC Oerlikon Corp. A.G. 4.250%, 7/13/2016	1,263,484
1,000,000	Valora Holding A.G. 4.000%, 4/29/20492, 3	1,084,387
		2,347,871

	UNITED KINGDOM – 1.2%
1,000,000	IGAS Energy PLC 10.000%, 3/22/20182	1,015,000

	UNITED STATES – 1.4%
	Allied Nevada Gold Corp.
500,000	8.750%, 6/1/20192, 4	393,097
1,000,000	8.750%, 6/1/20192	788,628
		1,181,725

	TOTAL FIXED INCOME SECURITIES (Cost $86,039,302)	80,128,011

	SHORT-TERM INVESTMENTS – 3.0%
2,582,421	UMB Money Market Fiduciary, 0.010%5	2,582,421

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,582,421)	2,582,421

	TOTAL INVESTMENTS – 97.6% (Cost $88,621,723)	82,710,432
	Other Assets in Excess of Liabilities – 2.4%	2,034,286

	TOTAL NET ASSETS – 100.0%	$84,744,718

PLC – Public Limited Company

1	Convertible security.
2	Callable.
3	Variable, floating or step rate security.
4
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

5	The rate is the annualized seven-day yield at period end.
6	Local currency.

See accompanying Notes to Schedule of Investments.

EuroPac Hard Asset Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 90.3%
	AUSTRALIA – 3.0%
46,150	Newcrest Mining Ltd.	$507,339
34,950	Santos Ltd.	429,453
		936,792

	CANADA – 31.5%
8,300	Agnico Eagle Mines Ltd.	235,803
33,660	Alamos Gold, Inc.	495,839
11,495	ARC Resources Ltd.	289,865
46,740	Barrick Gold Corp.	793,178
21,720	Canadian Oil Sands Ltd.	421,669
21,750	Crescent Point Energy Corp.	824,810
57,400	Endeavour Silver Corp.*	229,026
21,400	Ensign Energy Services, Inc.	372,328
41,100	Freehold Royalties Ltd.	944,768
30,990	Goldcorp, Inc.	874,848
18,000	IAMGOLD Corp.	93,240
83,100	Kinross Gold Corp.	434,613
119,600	Major Drilling Group International, Inc.	813,946
24,240	Pan American Silver Corp.	309,302
20,200	Peyto Exploration & Development Corp.	580,964
7,500	Potash Corp. of Saskatchewan, Inc.	217,500
74,600	Precision Drilling Corp.	760,454
31,600	Silver Wheaton Corp.	725,852
34,710	Yamana Gold, Inc.	364,455
		9,782,460

	CHINA – 4.4%
480,000	China BlueChemical Ltd. - Class H	221,569
60,000	China Shenhua Energy Co., Ltd. - H Shares	173,294
4,665	CNOOC Ltd. - ADR	838,953
170,000	Yanzhou Coal Mining Co., Ltd. - Class H	117,051
		1,350,867

	COLOMBIA – 1.3%
20,300	Pacific Rubiales Energy Corp.	394,695

	INDONESIA – 0.6%
760,000	Harum Energy Tbk P.T.	192,265

	NORWAY – 13.0%
14,500	Det Norske Oljeselskap ASA*	212,844
17,263	Fred Olsen Energy ASA	833,738
26,889	Leroey Seafood Group ASA	718,677
445,000	Marine Harvest ASA	448,564
241,030	Norwegian Energy Co. AS*	123,934

EuroPac Hard Asset Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	NORWAY (Continued)
37,850	Statoil ASA	$820,871
19,800	Yara International ASA	889,065
		4,047,693

	SINGAPORE – 2.6%
200,000	First Resources Ltd.	264,379
1,319,000	Golden Agri-Resources Ltd.	544,870
		809,249

	SWITZERLAND – 21.5%
415	Syngenta A.G.	164,700
3,615	ZKB Gold - Class A - ETF*	4,630,345
9,958	ZKB Silver - ETF*	1,883,356
		6,678,401

	THAILAND – 2.4%
71,000	PTT PCL	750,831

	UNITED STATES – 10.0%
4,550	Alliance Resource Partners LP	348,166
39,500	Chesapeake Energy Corp.	920,350
700	Monsanto Co.	69,146
5,500	Mosaic Co.	225,995
29,675	Newmont Mining Corp.	890,250
12,400	Peabody Energy Corp.	205,344
11,300	Southwestern Energy Co.*	438,327
		3,097,578

	TOTAL COMMON STOCKS (Cost $35,155,362)	28,040,831

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 9.3%
$2,890,038	UMB Money Market Fiduciary, 0.010%1	2,890,038

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,890,038)	2,890,038

	TOTAL INVESTMENTS – 99.6% (Cost $38,045,400)	30,930,869
	Other Assets in Excess of Liabilities – 0.4%	135,527

	TOTAL NET ASSETS – 100.0%	$31,066,396

ADR – American Depositary Receipt
LP – Limited Partnership
PCL – Public Company Limited

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Schedule of Investments.

EP China Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.0%
	BASIC MATERIALS – 0.3%
2,700,000	China Forestry Holdings Co., Ltd.*1	$111,403

	COMMUNICATIONS – 3.3%
8,000	SINA Corp.*	551,760
100,000	Television Broadcasts Ltd.	677,794
		1,229,554

	CONSUMER, CYCLICAL – 19.0%
1,000,000	Giordano International Ltd.	991,155
200,000	Great Wall Motor Co., Ltd. - Class H	933,434
600,000	Minth Group Ltd.	1,066,788
750,000	Sa Sa International Holdings Ltd.	746,944
200,000	Sands China Ltd.	1,080,955
350,000	Shenzhou International Group Holdings Ltd.	990,304
800,000	Skyworth Digital Holdings Ltd.	407,881
1,000,000	Xinyi Glass Holdings Ltd.	914,655
		7,132,116

	CONSUMER, NON-CYCLICAL – 17.8%
100,000	Hengan International Group Co., Ltd.	1,097,836
1,170,000	Lee's Pharmaceutical Holdings Ltd.	963,565
300,000	Samsonite International S.A.	821,074
1,256,000	Sihuan Pharmaceutical Holdings Group Ltd.	907,619
1,700,001	Sino Biopharmaceutical	1,235,282
200,000	Sinopharm Group Co., Ltd. - Class H	546,109
50,000	WuXi PharmaTech Cayman, Inc. - ADR*	1,110,000
		6,681,485

	DIVERSIFIED – 6.9%
104,000	Hutchison Whampoa Ltd.	1,173,028
12,000	Jardine Matheson Holdings Ltd.	656,910
86,000	Wharf Holdings Ltd.	738,927
		2,568,865

	ENERGY – 5.6%
800,000	Anton Oilfield Services Group	497,540
750,000	CIMC Enric Holdings Ltd.	949,714
450,000	Kunlun Energy Co., Ltd.	662,084
		2,109,338

	FINANCIAL – 15.7%
425,000	AIA Group Ltd.	2,011,665
200,000	BOC Hong Kong Holdings Ltd.	627,451
220,000	Hang Lung Properties Ltd.	712,166
160,427	Link REIT	783,347
32,000	Standard Chartered PLC	731,503

EP China Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
76,894	Sun Hung Kai Properties Ltd.	$1,025,038
		5,891,170

	INDUSTRIAL – 16.1%
170,000	AAC Technologies Holdings, Inc.	791,029
240,000	Cheung Kong Infrastructure Holdings Ltd.	1,657,011
521,000	Haitian International Holdings Ltd.	879,532
40,000	Hermes Microvision, Inc.	1,238,660
600,000	Techtronic Industries Co.	1,465,573
		6,031,805

	TECHNOLOGY – 6.0%
730,000	Lenovo Group Ltd.	664,715
66,000	MediaTek, Inc.	792,323
230,000	Taiwan Semiconductor Manufacturing Co., Ltd.	782,158
		2,239,196

	UTILITIES – 8.3%
160,000	ENN Energy Holdings Ltd.	885,552
1,350,000	Guangdong Investment Ltd.	1,092,954
1,100,000	Huaneng Power International, Inc. - Class H	1,147,074
		3,125,580

	TOTAL COMMON STOCKS (Cost $29,491,276)	37,120,512

Principal Amount

	SHORT-TERM INVESTMENTS – 1.0%
$390,347	UMB Money Market Fiduciary, 0.010%2	390,347

	TOTAL SHORT-TERM INVESTMENTS (Cost $390,347)	390,347

	TOTAL INVESTMENTS – 100.0% (Cost $29,881,623)	37,510,859
	Other Assets in Excess of Liabilities – 0.0%	2,787

	TOTAL NET ASSETS – 100.0%	$37,513,646

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	Fair value under procedures established by the Board of Trustees, represents 0.30% of Net Assets.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

EP Asia Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.0%
	CAMBODIA – 2.7%
1,200,000	NagaCorp Ltd.	$937,011

	CHINA – 7.0%
130,000	AAC Technologies Holdings, Inc.	604,905
400,000	Haitian International Holdings Ltd.	675,264
240,000	Shenzhou International Group Holdings Ltd.	679,066
20,000	WuXi PharmaTech Cayman, Inc. - ADR*	444,000
		2,403,235

	HONG KONG – 8.5%
500,000	Giordano International Ltd.	495,577
500,000	Sa Sa International Holdings Ltd.	497,963
1,100,000	Sino Biopharmaceutical	799,300
450,000	Techtronic Industries Co.	1,099,180
		2,892,020

	INDIA – 10.2%
130,000	Bajaj Corp. Ltd.	521,026
89,500	Emami Ltd.	687,952
100,000	Glenmark Pharmaceuticals Ltd.	949,798
43,988	Havells India Ltd.	440,235
56,329	Ipca Laboratories Ltd.	616,497
4,000	Shree Cement Ltd.	286,233
		3,501,741

	INDONESIA – 13.6%
3,000,000	Bumi Serpong Damai P.T.	460,026
2,000,000	Erajaya Swasembada Tbk P.T.*	338,420
550,000	Jasa Marga Persero Tbk P.T.	286,119
3,500,000	Lippo Karawaci Tbk P.T.	435,362
2,500,000	Media Nusantara Citra Tbk P.T.*	753,318
900,000	Mitra Adiperkasa Tbk P.T.	508,103
650,000	Tempo Scan Pacific Tbk P.T.	258,729
6,000,000	Tiga Pilar Sejahtera Food Tbk	764,517
900,000	Ultrajaya Milk Industry & Trading Co. Tbk P.T.	411,064
2,200,000	Wijaya Karya Persero Tbk P.T.	444,143
		4,659,801

	MALAYSIA – 9.7%
600,000	Media Prima BHD	501,973
870,000	Oldtown BHD	745,883
761,300	Pavilion Real Estate Investment Trust - REIT	330,804
1,800,000	Perisai Petroleum Teknologi BHD*	815,438
782,919	Sapurakencana Petroleum BHD*	930,669
		3,324,767

EP Asia Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	PHILIPPINES – 18.5%
1,500,000	Alliance Global Group, Inc.*	$907,450
800,000	East West Banking Corp.*	512,007
250,000	First Philippine Holdings Corp.	495,049
50,000	GT Capital Holdings, Inc.	939,354
4,000,000	Metro Pacific Investments Corp.	497,168
1,300,000	Puregold Price Club, Inc.	1,225,667
1,500,000	RFM Corp.	169,203
870,000	Robinsons Land Corp.	455,974
140,000	Security Bank Corp.	464,180
240,000	Universal Robina Corp.	686,850
		6,352,902

	SINGAPORE – 6.2%
370,000	Parkway Life Real Estate Investment Trust - REIT	726,346
950,000	Religare Health Trust	634,330
200,000	Super Group Ltd.	756,786
		2,117,462

	TAIWAN – 6.1%
260,000	Elan Microelectronics Corp.	487,690
34,000	Hermes Microvision, Inc.	1,052,861
100,000	Makalot Industrial Co., Ltd.	546,549
		2,087,100

	THAILAND – 15.5%
84,100	Aeon Thana Sinsap Thailand PCL	241,046
175,000	Bangkok Dusit Medical Services PCL	819,248
650,000	Central Plaza Hotel PCL	627,514
1,000,000	CPN Retail Growth Leasehold Property Fund	558,703
1,916,666	Home Product Center PCL	721,879
3,800,000	Jasmine International PCL	1,008,869
900,000	Sino Thai Engineering & Construction PCL	555,432
800,000	Thaicom PCL	786,919
		5,319,610

	TOTAL COMMON STOCKS (Cost $26,059,847)	33,595,649

EP Asia Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 1.9%
$659,362	UMB Money Market Fiduciary, 0.010%1	$659,362
	TOTAL SHORT-TERM INVESTMENTS (Cost $659,362)	659,362

	TOTAL INVESTMENTS – 99.9% (Cost $26,719,209)	34,255,011
	Other Assets in Excess of Liabilities – 0.1%	38,467

	TOTAL NET ASSETS – 100.0%	$34,293,478

ADR – American Depositary Receipt
PCL – Public Company Limited
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Schedule of Investments.

EP Latin America Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.6%
	BRAZIL – 20.7%
8,500	Abril Educacao S.A.	$131,632
80,000	BM&FBovespa S.A.	432,015
19,000	Cia de Bebidas das Americas - ADR	717,820
80,000	Estacio Participacoes S.A.	617,165
44,000	Kroton Educacional S.A.	622,951
17,000	Linx S.A.	277,124
7,700	M Dias Branco S.A.	310,680
15,000	Mahle-Metal Leve S.A. Industria e Comercio	168,515
35,000	Marcopolo S.A.	199,592
15,000	Totvs S.A.	231,831
15,000	Ultrapar Participacoes S.A. - ADR	352,800
		4,062,125

	CHILE – 7.9%
230,000	Coca-Cola Embonor S.A. - B Shares	577,853
50,000	Forus S.A.	290,941
43,000	SACI Falabella	439,331
93,430	Sonda S.A.	243,462
		1,551,587

	COLOMBIA – 9.1%
29,000	Almacenes Exito S.A.	476,612
80,000	Cementos Argos S.A.	365,220
5,000	Ecopetrol S.A. - ADR	227,950
38,000	Grupo Nutresa S.A.	511,413
10,500	Pacific Rubiales Energy Corp.	206,148
		1,787,343

	MEXICO – 52.3%
200,000	Alfa S.A.B. de C.V. - A Shares	509,677
300,000	Alsea S.A.B. de C.V.	829,810
65,000	Arca Continental S.A.B. de C.V.	486,706
365,000	Asesor de Activos Prisma S.A.P.I. de C.V.	549,523
98,000	Banregio Grupo Financiero S.A.B. de C.V.	593,012
155,000	Bolsa Mexicana de Valores S.A.B. de C.V.	416,115
130,000	Corp Inmobiliaria Vesta S.A.B. de C.V.	270,528
75,000	Corp Moctezuma S.A.B. de C.V.	234,287
272,200	Credito Real S.A.B. de C.V.*	463,939
51,000	El Puerto de Liverpool S.A.B. de C.V.	590,105
5,600	Fomento Economico Mexicano S.A.B. de C.V. - ADR	557,144
120,000	Gruma S.A.B. de C.V. - B Shares*	635,663
80,000	Grupo Financiero Banorte S.A.B. de C.V. - O Shares	508,268
135,000	Grupo Herdez S.A.B. de C.V.	433,448
200,000	Grupo Sanborns S.A. de C.V.	465,051
90,000	Grupo Sports World S.A.B. de C.V.*	129,016

EP Latin America Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MEXICO (Continued)
160,000	Infraestructura Energetica Nova S.A.B. de C.V.*	$632,594
180,000	Kimberly-Clark de Mexico S.A.B. de C.V. - A Shares	593,292
35,000	Promotora y Operadora de Infraestructura S.A.B. de C.V.*	365,104
240,000	Qualitas Controladora S.A.B. de C.V.	657,647
180,000	TF Administradora Industrial S de R.L. de C.V.	373,873
		10,294,802

	PANAMA – 2.1%
3,000	Copa Holdings S.A. - A Shares	417,510

	PERU – 4.5%
3,600	Credicorp Ltd.	427,644
12,900	InRetail Peru Corp.*	215,430
170,000	Union Andina de Cementos S.A.A.	237,124
		880,198

	TOTAL COMMON STOCKS (Cost $17,683,244)	18,993,565

Principal Amount

	SHORT-TERM INVESTMENTS – 3.5%
$696,302	UMB Money Market Fiduciary, 0.010%1	696,302

	TOTAL SHORT-TERM INVESTMENTS (Cost $696,302)	696,302

	TOTAL INVESTMENTS – 100.1% (Cost $18,379,546)	19,689,867
	Liabilities in Excess of Other Assets – (0.1)%	(13,665)

	TOTAL NET ASSETS – 100.0%	$19,676,202

ADR – American Depositary Receipt

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Schedule of Investments.

EP Strategic US Equity Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 83.8%
	BASIC MATERIALS – 9.2%
9,700	Allied Nevada Gold Corp.*	$64,699
10,500	Barrick Gold Corp.	178,185
3,000	EI du Pont de Nemours & Co.	173,070
6,350	Goldcorp, Inc.	179,261
46,500	IAMGOLD Corp.	240,870
39,000	Kinross Gold Corp.	203,970
675	Newcrest Mining Ltd.	7,420
6,500	Newmont Mining Corp.	195,000
8,700	Yamana Gold, Inc.	91,350
		1,333,825

	COMMUNICATIONS – 6.6%
9,000	AT&T, Inc.	317,430
9,500	CenturyLink, Inc.	340,575
330	Google, Inc. - Class A*	292,908
		950,913

	CONSUMER, CYCLICAL – 7.0%
2,630	McDonald's Corp.	257,950
4,000	Wal-Mart Stores, Inc.	311,760
1,000	Wynn Resorts Ltd.	133,130
4,150	Yum! Brands, Inc.	302,618
		1,005,458

	CONSUMER, NON-CYCLICAL – 24.0%
5,100	Abbott Laboratories	186,813
5,100	AbbVie, Inc.	231,948
4,245	Archer-Daniels-Midland Co.	154,815
2,303	Baxter International, Inc.	168,211
8,270	Coca-Cola Co.	331,462
2,715	Johnson & Johnson	253,852
3,961	Kraft Foods Group, Inc.	224,114
3,600	Medtronic, Inc.	198,864
7,600	Merck & Co., Inc.	366,092
3,500	Molson Coors Brewing Co. - Class B	175,210
4,745	Mondelez International, Inc. - Class A	148,376
10,000	Pfizer, Inc.	292,300
3,150	Philip Morris International, Inc.	280,917
2,530	Procter & Gamble Co.	203,159
2,860	Stryker Corp.	201,516
1,617	Zoetis, Inc.	48,203
		3,465,852

	ENERGY – 8.2%
1,445	Alliance Resource Partners LP	110,571
1,930	Chevron Corp.	242,968

EP Strategic US Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ENERGY (Continued)
1,268	Diamond Offshore Drilling, Inc.	$85,514
3,460	Exxon Mobil Corp.	324,375
1,625	National Oilwell Varco, Inc.	114,026
1,500	Occidental Petroleum Corp.	133,575
1,650	Schlumberger Ltd.	134,195
1,075	Southwestern Energy Co.*	41,699
		1,186,923

	INDUSTRIAL – 4.3%
1,400	Cummins, Inc.	169,666
3,790	Joy Global, Inc.	187,605
3,625	Raytheon Co.	260,420
		617,691

	TECHNOLOGY – 18.1%
3,350	Accenture PLC - Class A	247,263
10,015	Activision Blizzard, Inc.	180,070
1,310	Apple, Inc.	592,775
11,500	Broadcom Corp. - Class A	317,055
8,500	EMC Corp.	222,275
17,000	Microsoft Corp.	541,110
7,000	NetApp, Inc.	287,840
3,465	QUALCOMM, Inc.	223,666
		2,612,054

	UTILITIES – 6.4%
3,500	American Electric Power Co., Inc.	162,225
2,150	Duke Energy Corp.	152,650
5,000	PG&E Corp.	229,450
7,500	Portland General Electric Co.	237,750
3,300	Southern Co.	147,972
		930,047

	TOTAL COMMON STOCKS (Cost $11,881,993)	12,102,763

	EXCHANGE TRADED FUNDS – 3.3%
12,000	Utilities Select Sector SPDR Fund	471,240

	TOTAL EXCHANGE TRADED FUNDS (Cost $428,117)	471,240

EP Strategic US Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Principal Amount

	SHORT-TERM INVESTMENTS – 13.5%
$1,946,303	UMB Money Market Fiduciary, 0.010%1	1,946,303

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,946,303)	1,946,303

	TOTAL INVESTMENTS – 100.6% (Cost $14,256,413)	14,520,306
	Liabilities in Excess of Other Assets – (0.6)%	(80,325)

	TOTAL NET ASSETS – 100.0%	$14,439,981

LP – Limited Partnership
PLC – Public Limited Company

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 35.0%
	BASE METALS – 6.3%
7,800	Altius Minerals Corp.*	$81,258
18,000	Callinan Royalties Corp.	33,648
100,000	Cartier Resources, Inc.*	11,683
1,000	Freeport-McMoRan Copper & Gold, Inc.	28,280
75,000	Ivanplats Ltd. - Class A*	105,881
130,000	Midland Exploration, Inc.*	113,280
29,900	Reservoir Minerals, Inc.*	86,169
		460,199

	OTHER MINED MINERALS – 0.4%
56,000	Riverside Resources, Inc.*	24,535

	PRECIOUS METAL MINING – 28.3%
8,400	Agnico Eagle Mines Ltd.	238,644
30,000	Almaden Minerals Ltd.*	52,500
4,000	Detour Gold Corp.*	38,803
4,000	Eldorado Gold Corp.	31,600
23,000	Eurasian Minerals, Inc.*	33,120
7,000	Fortuna Silver Mines, Inc.*	24,430
5,100	Franco-Nevada Corp.	215,169
6,000	Gold Royalties Corp.*	2,541
3,000	Goldcorp, Inc.	84,690
30,000	Lara Exploration Ltd.*	26,288
135,000	Miranda Gold Corp.*	23,987
68,500	Mirasol Resources Ltd.*	94,037
28,000	New Gold, Inc.*	204,680
1,000	Newmont Mining Corp.	30,000
3,000	Pretium Resources, Inc.*	25,320
1,000	Randgold Resources Ltd. - ADR	74,270
100,000	Renaissance Gold, Inc.*	18,499
2,000	Royal Gold, Inc.	103,380
15,000	Rubicon Minerals Corp.*	19,800
20,000	Sandstorm Gold Ltd.*	114,600
3,000	Silver Wheaton Corp.	68,910
11,800	Virginia Mines, Inc.*	114,082
189,250	Vista Gold Corp.*	162,187
25,000	Yamana Gold, Inc.	262,500
		2,064,037

	TOTAL COMMON STOCKS (Cost $2,543,288)	2,548,771

	MUTUAL FUNDS – 4.8%
	PRECIOUS METAL MINING – 4.8%
3,000	Central Fund of Canada Ltd. - Class A	43,050

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	MUTUAL FUNDS (Continued)
	PRECIOUS METAL MINING (Continued)
5,000	Central GoldTrust*	$236,500
3,000	Sprott Physical Gold Trust*	33,045
5,000	Sprott Physical Silver Trust*	39,300
		351,895

	TOTAL MUTUAL FUNDS (Cost $353,268)	351,895

Number of Contracts

	PURCHASED OPTION CONTRACTS – 0.2%
	CALL OPTIONS – 0.2%
	Barrick Gold Corp.
120	Exercise Price: $25, Expiration Date: January 17, 2015*	18,120

	TOTAL PURCHASED OPTION CONTRACTS (Cost $16,325)	18,120

Principal Amount

	SHORT-TERM INVESTMENTS – 64.8%
$4,720,309	UMB Money Market Fiduciary, 0.010%1	4,720,309

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,720,309)	4,720,309

	TOTAL INVESTMENTS – 104.8% (Cost $7,633,190)	7,639,095
	Liabilities in Excess of Other Assets – (4.8)%	(350,064)

	TOTAL NET ASSETS – 100.0%	$7,289,031

Number of Contracts

	SECURITIES SOLD SHORT – (0.2)%
	WRITTEN OPTION CONTRACTS – (0.2)%
	PUT OPTIONS – (0.2)%
	Allied Nevada Gold Corp.
(30)	Exercise Price: $7, Expiration Date: August 17, 2013*	(2,400)
	Franco-Nevada Corp.
(20)	Exercise Price: $45, Expiration Date: August 17, 2013*	(5,700)
	Freeport-McMoRan Copper & Gold, Inc.
(20)	Exercise Price: $29, Expiration Date: August 17, 2013*	(2,060)

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Number of Contracts		Value

	SECURITIES SOLD SHORT (Continued)
	WRITTEN OPTION CONTRACTS (Continued)
	PUT OPTIONS (Continued)
	Goldcorp, Inc.
(30)	Exercise Price: $29, Expiration Date: August 17, 2013*	$(4,560)

		(14,720)

	TOTAL WRITTEN OPTION CONTRACTS (Proceeds $13,771)	(14,720)

	TOTAL SECURITIES SOLD SHORT (Proceeds $13,771)	$(14,720)

ADR – American Depositary Receipt

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2013 (Unaudited)

Note 1 – Organization
EuroPac International Value Fund (the ‘‘International Value Fund’’), EuroPac International Bond Fund (the “International Bond Fund”), EuroPac Hard Asset Fund (the “Hard Asset Fund”), EuroPac Gold Fund (the “Gold Fund”), EP China Fund (formerly known as EPH China Fund) (the “China Fund”), EP Asia Small Companies Fund (the “Asia Small Companies Fund”), EP Latin America Fund (the “Latin America Fund”), and EP Strategic US Equity Fund (the “Strategic US Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).   The International Value Fund commenced operations on April 7, 2010, and its primary investment objective is to provide income and long-term capital appreciation. The International Bond Fund commenced operations on November 15, 2010, and its primary investment objective is to provide current income and capital appreciation.  The Hard Asset Fund commenced operations on June 30, 2011, and its primary investment objective is appreciation of capital and protection against inflation.  The Gold Fund commenced operations on July 19, 2013, and its primary investment objective is to provide long-term capital appreciation. The China Fund commenced operations on July 31, 2009, and its primary investment objective is long-term capital appreciation. The China Fund’s fiscal year end was changed to October 31st as of July 1, 2011. The Asia Small Companies Fund commenced operations on December 1, 2010, and its primary investment objective is to provide long-term capital appreciation. The Latin America Fund commenced operations on November 1, 2011, and its primary investment objective is to provide long-term capital appreciation.  The Strategic US Equity Fund commenced operations on March 1, 2012, and its primary investment objective is to provide long-term capital appreciation. The Gold Fund, China Fund and Strategic US Equity Fund, are authorized to issue Investor Class shares. The International Value Fund, International Bond Fund, Hard Asset Fund, Asia Small Companies Fund and Latin America Fund, are authorized to issue two classes of shares: Investor Class and Institutional Class. The Institutional Class shares commenced operations on July 16, 2013.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined.  If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV.  Other types of portfolio securities that the Fund may fair value include, but are not limited to:  (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2013 (Unaudited)

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined.  Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes
At July 31, 2013, gross unrealized appreciation and (depreciation) of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2013 (Unaudited)

	International	International	Hard Asset	Gold	China
	Value Fund	Bond Fund	Fund	Fund	Fund

Cost of investments	$78,358,066	$88,621,723	$38,045,400	$7,633,190	$29,898,481

Gross unrealized appreciation	$8,888,365	$235,764	$1,601,486	$50,115	$9,277,672
Gross unrealized depreciation	(9,275,741)	(6,147,055)	(8,716,017)	(44,210)	(1,665,294)

Net unrealized appreciation (depreciation)	$(387,376)	$(5,911,291)	$(7,114,531)	$5,905	$7,612,378

	Asia Small Companies	Latin America	Strategic US
	Fund	Fund	Equity Fund

Cost of investments	$26,719,209	$18,379,546	$14,256,413

Gross unrealized appreciation	$8,612,646	$2,230,528	$1,152,347
Gross unrealized depreciation	(1,076,844)	(920,207)	(888,454)

Net unrealized appreciation (depreciation)	$7,535,802	$1,310,321	$263,893

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash loss deferrals and passive foreign investment companies (“PFICs).

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2013 (Unaudited)

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Funds have adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. The following is a summary of the inputs used, as of July 31, 2013, in valuing the Funds’ assets carried at fair value:

International Value Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Basic Materials	$12,503,022	$—	$—	$12,503,022
Communications	11,169,573	—	—	11,169,573
Consumer, Cyclical	4,801,546	—	—	4,801,546
Consumer, Non-cyclical	12,382,947	—	—	12,382,947
Diversified	1,751,360	—	—	1,751,360
Energy	13,390,752	—	—	13,390,752
Financial	6,079,392	—	—	6,079,392
Industrial	2,115,332	—	—	2,115,332
Technology	1,000,419	—	—	1,000,419
Utilities	6,224,914	—	—	6,224,914
Short-Term Investments	6,551,433	—	—	6,551,433
Total Investments	$77,970,690	$—	$—	$77,970,690

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2013 (Unaudited)

International Bond Fund	Level 1	Level 2	Level 3*	Total
Investments
Fixed Income Securities
Basic Materials	$—	$2,922,700	$—	$2,922,700
Communications	—	9,934,953	—	9,934,953
Consumer, Cyclical	—	4,966,564	—	4,966,564
Consumer, Non-cyclical	—	4,267,588	—	4,267,588
Diversified	—	1,506,837	—	1,506,837
Energy	—	3,086,479	—	3,086,479
Financial	—	9,716,541	—	9,716,541
Government	—	38,264,554	—	38,264,554
Industrial	—	4,063,791	—	4,063,791
Utilities	—	1,398,004	—	1,398,004
Short-Term Investments	2,582,421	—	—	2,582,421
Total Investments	$2,582,421	$80,128,011	$—	$82,710,432

Hard Asset Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Basic Materials	$8,555,665	$—	$—	$8,555,665
Consumer, Non-cyclical	1,976,490	—	—	1,976,490
Energy	10,994,975	—	—	10,994,975
Exchange-Traded Fund	6,513,701	—	—	6,513,701
Short-Term Investments	2,890,038	—	—	2,890,038
Total Investments	$30,930,869	$—	$—	$30,930,869

Gold Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments
Common Stocks1	$2,548,771	$—	$—	$2,548,771
Mutual Funds	351,895	—	—	351,895
Purchased Call Options	18,120	—	—	18,120
Short-Term Investments	4,720,309	—	—	4,720,309
Total Assets	$7,639,095	$—	$—	$7,639,095

Liabilities	Level 1	Level 2	Level 3*	Total
Investments
Written Put Options	$14,720	$—	$—	$14,720
Total Liabilities	$14,720	$—	$—	$14,720

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2013 (Unaudited)

China Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$—	$—	$111,403	$111,403
Communications	551,760	677,794	—	1,229,554
Consumer, Cyclical	—	7,132,116	—	7,132,116
Consumer, Non-cyclical	1,110,000	5,571,485	—	6,681,485
Diversified	—	2,568,865	—	2,568,865
Energy	—	2,109,338	—	2,109,338
Financial	—	5,891,170	—	5,891,170
Industrial	—	6,031,805	—	6,031,805
Technology	—	2,239,196	—	2,239,196
Utilities	—	3,125,580	—	3,125,580
Short-Term Investments	390,347	—	—	390,347
Total Investments	$2,052,107	$35,347,349	$111,403	$37,510,859

Asia Small Companies Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$—	$3,051,080	$—	$3,051,080
Consumer, Cyclical	—	6,577,747	—	6,577,747
Consumer, Non-cyclical	965,026	7,951,946	—	8,916,972
Diversified	—	907,450	—	907,450
Energy	—	1,746,107	—	1,746,107
Financial	—	5,758,132	—	5,758,132
Industrial	—	5,158,254	—	5,158,254
Technology	—	487,690	—	487,690
Utilities	495,049	497,168	—	992,217
Short-Term Investments	659,362	—	—	659,362
Total Investments	$2,119,437	$32,135,574	$—	$34,255,011

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2013 (Unaudited)

Latin America Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Basic Materials	$352,800	$—	$—	$352,800
Consumer, Cyclical	4,221,912	—	—	4,221,912
Consumer, Non-cyclical	6,195,768	—	—	6,195,768
Diversified	509,677	—	—	509,677
Energy	434,099	—	—	434,099
Financial	4,692,563	—	—	4,692,563
Industrial	1,201,735	—	—	1,201,735
Technology	752,417	—	—	752,417
Utilities	632,594	—	—	632,594
Short-Term Investments	696,302	—	—	696,302
Total Investments	$19,689,867	$—	$—	$19,689,867

Strategic US Equity Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks1	$12,102,763	$—	$—	$12,102,763
Exchange Traded Funds	471,240	—	—	471,240
Short-Term Investments	1,946,303	—	—	1,946,303
Total Investments	$14,520,306	$—	$—	$14,520,306

*	The Fund did not hold any Level 3 securities at period end.
1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers between Level 1 and Level 2 relate to the use of systematic fair valuation. When systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2.

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2013 (Unaudited)

The following is a reconciliation of Level 3 assets for the China Fund, which significant unobservable inputs were used to determine fair value:

	Investments, at Value	Other Financial Instruments
Balance as of 10/31/12	$209,031	$—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(97,628)	—
Net purchase (sales)	—	—
Transfers in and/or out of Level 3	—	—
Balance as of 7/31/13	$111,403	$—

Following is a description of the valuation techniques and significant inputs used in determining the value of the Fund’s securities classified as Level 3:

The Advisor and Sub-advisor consider relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Each Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	9/27/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	9/27/2013

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	9/27/2013

* Print the name and title of each signing officer under his or her signature.